RISK MANAGEMENT (Details 17) - Liquidity Risk [Member]	Dec. 31, 2018	Dec. 31, 2017
30 Days Foreign Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentages of exposure to liquidity risk		(22.00%)
Not Later Than One Month [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentages of exposure to liquidity risk	(20.00%)	(48.00%)
Later Than One Month And Not Later Than Three Months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentages of exposure to liquidity risk	(37.00%)	(51.00%)